united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

Item 1. Schedule of Investments.

Global Atlantic American Funds® Managed Risk Portfolio^
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares			Value
	VARIABLE INSURANCE TRUSTS- 89.8%
	DEBT FUND - 29.9%
5,464,127	American Funds Insurance Series - Bond Fund - Class 1		$ 60,378,602

	EQUITY FUNDS - 59.9%
2,604,009	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1		34,685,407
1,855,724	American Funds Insurance Series - Global Growth and Income Fund - Class 1		23,048,090
295,920	American Funds Insurance Series - Growth Fund - Class 1		19,657,966
957,464	American Funds Insurance Series - Growth-Income Fund - Class 1		43,555,034
			120,946,497
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $188,248,218)		181,325,099

	SHORT-TERM INVESTMENTS - 5.4%
	MONEY MARKET FUND - 5.4%
10,830,436	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.28% (a)(Cost - $10,830,436)		10,830,436

	TOTAL INVESTMENTS - 95.2% (Cost - $199,078,654)(b)		$ 192,155,535
	OTHER ASSETS LESS LIABILITIES - NET - 4.8%		9,676,868
	TOTAL NET ASSETS - 100.0%		$ 201,832,403

(a)	Money market rate shown represents the rate at March 31, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $200,687,714
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 137,826
		Unrealized Depreciation:	(8,670,005)
		Net Unrealized Depreciation:	$ (8,532,179)
	^Formerly FVIT American Funds® Managed Risk Portfolio.

Global Atlantic Balanced Managed Risk Portfolio^
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares			Value
	EXCHANGE TRADED FUNDS - 93.1%
	DEBT FUNDS - 47.3%
236,731	iShares Core U.S. Aggregate Bond ETF		$ 26,239,264
163,757	iShares Floating Rate Bond ETF		8,256,628
83,756	iShares Intermediate Credit Bond ETF		9,188,033
			43,683,925
	EQUITY FUNDS - 45.8%
159,514	iShares Core S&P 500 ETF		32,963,568
14,742	iShares Core S&P Mid-Cap ETF		2,125,649
96,975	iShares MSCI EAFE ETF		5,540,182
14,414	iShares Russell 2000 ETF		1,594,477
			42,223,876
	TOTAL EXCHANGE TRADED FUNDS (Cost - $84,560,530)		85,907,801

	SHORT-TERM INVESTMENT - 2.1%
	MONEY MARKET FUND - 2.1%
1,924,423	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.28% (a)(Cost - $1,924,423)		1,924,423

	TOTAL INVESTMENTS - 95.2% (Cost - $86,484,953)(b)		$ 87,832,224
	OTHER ASSETS LESS LIABILITIES -NET - 4.8%		4,448,292
	TOTAL NET ASSETS - 100.0%		$ 92,280,516

(a)	Money market rate shown represents the rate at March 31, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $86,735,197
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 1,832,633
		Unrealized Depreciation:	(735,606)
		Net Unrealized Appreciation:	$ 1,097,027
	^Formerly FVIT Balanced Managed Risk Portfolio.

Global Atlantic BlackRock Global Allocation Managed Risk Portfolio^
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares			Value
VARIABLE INSURANCE TRUSTS - 95.1%
ASSET ALLOCATION FUND - 95.1%
17,621,352	BlackRock Global Allocation V.I. Fund - Class 1 (Cost - $300,266,839)		$ 264,672,715

SHORT-TERM INVESTMENTS - 0.0% *
MONEY MARKET FUND - 0.0% *
1,350	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.28% (a)(Cost - $1,350)		1,350

	TOTAL INVESTMENTS - 95.1% (Cost - $300,268,189)(b)		$ 264,674,065
	OTHER ASSETS LESS LIABILITIES -NET - 4.9%		13,594,217
	TOTAL NET ASSETS - 100.0%		$ 278,268,282

*	Represents less than 0.05%.
(a)	Money market rate shown represents the rate at March 31, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $300,532,901 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ -
		Unrealized Depreciation:	(35,858,836)
		Net Unrealized Depreciation:	$ (35,858,836)
^Formerly FVIT BlackRock Global Allocation Managed Risk Portfolio.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio^
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares			Value
	COMMON STOCKS - 72.3%
	AEROSPACE/DEFENSE - 3.4%
17,880	General Dynamics Corp.		$ 2,348,895
35,100	United Technologies Corp.		3,513,510
			5,862,405
	AGRICULTURE - 2.5%
60,760	Archer-Daniels-Midland Co.		2,206,196
38,700	Bunge Ltd.		2,193,129
			4,399,325
	APPAREL - 1.2%
34,500	Nike, Inc.		2,120,715

	AUTO PARTS & EQUIPMENT - 1.7%
77,600	Johnson Controls, Inc.		3,024,072

	BEVERAGES - 1.5%
24,800	PepsiCo, Inc.		2,541,504

	CHEMICALS - 7.8%
27,700	Air Products & Chemicals, Inc.		3,990,185
60,800	Albemarle Corp.		3,886,944
15,700	Ecolab, Inc.		1,750,864
34,550	Praxair, Inc.		3,954,247
			13,582,240
	COMMERCIAL SERVICES - 1.3%
12,700	Cintas Corp.		1,140,587
20,400	Matthews International Corp.		1,049,988
			2,190,575
	COMPUTERS - 1.9%
28,500	Accenture PLC		3,288,900

	COSMETICS/PERSONAL CARE - 2.7%
29,800	Colgate-Palmolive Co.		2,105,370
32,600	The Procter & Gamble Co.		2,683,306
			4,788,676
	DISTRIBUTION/WHOLESALE - 1.1%
8,300	WW Grainger, Inc.		1,937,469

	ELECTRONICS- 2.4%
37,060	Honeywell International, Inc.		4,152,573

	FOOD- 0.9%
16,560	McCormick & Co., Inc.		1,647,389

	HEALTHCARE-PRODUCTS - 9.0%
44,500	Abbott Laboratories		1,861,435
24,400	Becton Dickinson and Co.		3,704,408
15,200	DENTSPLY Sirona, Inc.		936,776
49,100	Medtronic PLC		3,682,500
34,600	Stryker Corp.		3,712,234
25,500	West Pharmaceutical Services, Inc.		1,767,660
			15,665,013
	HOME FURNISHINGS- 0.4%
15,900	Legget & Platt, Inc.		769,560

	INSURANCE - 1.0%
14,700	Aflac, Inc.		928,158
3,500	RLI Corp.		234,010
4,393	The Chubb Corp.		523,426
			1,685,594
	IRON/STEEL - 0.4%
13,610	Nucor Corp.		643,753

	MACHINERY-DIVERSIFIED - 3.0%
28,440	Roper Technologies, Inc.		5,197,979

	MEDIA - 0.8%
29,040	John Wiley & Sons, Inc.		1,419,766

	MISCELLANEOUS MANUFACTURING - 5.1%
18,580	Carlisle Cos., Inc.		1,848,710
40,900	Donaldson Co., Inc.		1,305,119
41,400	Dover Corp.		2,663,262
56,070	Pentair PLC		3,042,358
			8,859,449
	OIL & GAS - 2.4%
9,900	Chevron Corp.		944,460
6,500	EOG Resources, Inc.		471,770
22,300	ExxonMobil Corp.		1,864,057
13,500	Occidental Petroleum Corp.		923,805
			4,204,092
	OIL & GAS SERVICES - 1.6%
38,000	Schlumberger Ltd.		2,802,500

	PHARMACEUTICALS - 3.8%
22,960	AbbVie, Inc.		1,311,475
30,600	Johnson & Johnson		3,310,920
9,800	Perrigo Co. PLC		1,253,714
26,900	Roche Holding AG - ADR		823,813
			6,699,922
	RETAIL - 9.7%
21,490	CVS Health Corp.		2,229,157
12,900	McDonald's Corp.		1,621,272
31,900	Ross Stores, Inc.		1,847,010
30,300	Target Corp.		2,493,084
52,690	The Gap, Inc.		1,549,086
16,200	Tiffany & Co.		1,188,756
26,770	Walgreens Boots Alliance, Inc.		2,255,105
31,600	Wal-Mart Stores, Inc.		2,164,284
20,300	Yum! Brands, Inc.		1,661,555
			17,009,309

	SEMICONDUCTORS - 3.0%
47,400	Linear Technology Corp.		2,112,144
14,700	QUALCOMM, Inc.		751,758
42,200	Texas Instruments, Inc.		2,423,124
			5,287,026
	SOFTWARE - 2.4%
74,600	Microsoft Corp.		4,120,158

	TRANSPORTATION - 1.3%
21,010	United Parcel Service, Inc.		2,215,925

	TOTAL COMMON STOCKS (Cost - $122,657,192)		126,115,889

	MUTUAL FUND - 23.5%
	DEBT FUND - 23.5%
4,215,042	Franklin Templeton Total Return Fund - R6 Shares (Cost - $42,421,065)		40,970,212

	SHORT-TERM INVESTMENT - 0.5%
	MONEY MARKET FUND - 0.5%
935,165	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.28% (a)(Cost - $935,165)		935,165

	TOTAL INVESTMENTS - 96.3% (Cost - $166,013,422)(b)		$ 168,021,266
	OTHER ASSETS LESS LIABILITIES - NET - 3.7%		6,380,668
	TOTAL NET ASSETS - 100.0%		$ 174,401,934

	ADR - American Depositary Receipt
(a)	Money market rate shown represents the rate at March 31, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $166,147,826
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 10,293,177
		Unrealized Depreciation:	(8,419,737)
		Net Unrealized Appreciation:	$ 1,873,440
	^Formerly FVIT Franklin Dividend and Income Managed Risk Portfolio.

Contracts	SHORT FUTURES CONTRACTS	Unrealized Depreciation
10	MSCI EAFE Index Mini Future June 2016
	(Underlying Face Amount at Value $812,750)	$ (16,700)
15	MSCI Emerging Market E-Mini Future June 2016
	(Underlying Face Amount at Value $625,425)	(34,425)
4	S&P Midcap 400 E-Mini Future June 2016
	(Underlying Face Amount at Value $576,480)	(26,580)

	NET UNREALIZED DEPRECIATION ON SHORT FUTURES CONTRACTS	$ (77,705)

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio^
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares				Value
	EXCHANGE TRADED FUNDS - 38.5%
	EQUITY FUNDS - 38.5%
8,803	iShares Core S&P 500 ETF			$ 1,819,140
8,363	SPDR S&P 500 ETF Trust			1,719,098
24,537	Vanguard S&P 500 ETF			4,626,697
	TOTAL EXCHANGE TRADED FUNDS (Cost $7,908,448)			8,164,935

Principal Amount		Coupon Rate (%)	Maturity
	U.S. TREASURY NOTE - 46.8%
$ 9,626,000	United States Treasury Bond (Cost $9,805,522)	2.13	5/15/2025	9,923,424

Contracts	PURCHASED OPTIONS - 0.2%
18	S&P 500 Index, May 2016, Put @ $1,750			4,230
33	S&P 500 Index, June 2016, Put @ $1,850			43,065
	TOTAL PURCHASED OPTIONS (Cost - $86,922)			47,295

Shares
	SHORT-TERM INVESTMENTS - 15.9%
	MONEY MARKET FUND - 12.0%
2,547,490	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.28% (a)			2,547,490
Principal Amount		Coupon Rate (%)	Maturity
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.9%
$ 827,000	Fannie Mae Discount Notes	0.35	8/1/2016	826,011

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,373,501)			3,373,501

	TOTAL INVESTMENTS - 101.4% (Cost - $21,174,393)(b)			$ 21,509,155
	OTHER ASSETS LESS LIABILITIES - NET - (1.4)%			(309,841)
	TOTAL NET ASSETS - 100.0%			$ 21,199,314

(a) Money market rate shown represents the rate at March 31, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options written is $21,173,072 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:			$ 376,928
	Unrealized Depreciation:			(42,885)
	Net Unrealized Appreciation:			$ 334,043

	^Formerly FVIT Goldman Sachs Dynamic Trends Allocation Portfolio.

Contracts	Options Written			Value
51	S&P 500 Index, May 2016, Call @ $2,200			$ (2,040)
	TOTAL OPTIONS WRITTEN (Premiums received - $2,499)			$ (2,040)

Contracts	LONG FUTURES CONTRACTS			Unrealized Appreciation
30	FTSE 100 Index Future June 2016
	(Underlying Face Amount at Value 1,833,900 GBP)			$ 14,122

Global Atlantic Growth Managed Risk Portfolio^
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares			Value
	EXCHANGE TRADED FUNDS - 94.1%
	DEBT FUNDS - 14.1%
362,551	iShares Core U.S. Aggregate Bond ETF		$ 40,185,153
247,228	iShares Floating Rate Bond ETF		12,465,235
133,544	iShares Intermediate Credit Bond ETF		14,649,777
			67,300,165
	EQUITY FUNDS - 80.0%
1,084,461	iShares Core S&P 500 ETF		224,103,866
322,406	iShares Core S&P Mid-Cap ETF		46,487,721
1,343,892	iShares MSCI EAFE ETF		76,776,550
178,906	iShares Russell 1000 ETF		20,407,807
133,783	iShares Russell 2000 ETF		14,799,076
			382,575,020
	TOTAL EXCHANGE TRADED FUNDS (Cost - $450,810,586)		449,875,185

	SHORT-TERM INVESTMENT - 1.1%
	MONEY MARKET FUND - 1.1%
5,168,531	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.28% (a)(Cost - $5,168,531)		5,168,531

	TOTAL INVESTMENTS - 95.2% (Cost - $455,979,117)(b)		$ 455,043,716
	OTHER ASSETS LESS LIABILITIES - NET - 4.8%		22,989,061
	TOTAL NET ASSETS - 100.0%		$ 478,032,777

(a)	Money market rate shown represents the rate at March 31, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $457,370,553
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 7,147,397
		Unrealized Depreciation:	(9,474,234)
		Net Unrealized Depreciation:	$ (2,326,837)

	^Formerly FVIT Growth Managed Risk Portfolio.
Contracts	SHORT FUTURES CONTRACTS		Unrealized Depreciation
19	MSCI EAFE Index Mini Future June 2016
	(Underlying Face Amount at Value $1,544,225)		$ (23,995)
3	Russell 2000 Mini June 2016
	(Underlying Face Amount at Value $332,880)		(12,090)
48	S&P 500 E-Mini June 2016
	(Underlying Face Amount at Value $4,923,600)		(76,200)
7	S&P Midcap 400 E-Mini Future June 2016
	(Underlying Face Amount at Value $1,008,840)		(27,790)
	NET UNREALIZED DEPRECIATION ON SHORT FUTURES CONTRACTS		$ (140,075)

Global Atlantic Moderate Growth Managed Risk Portfolio^
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares			Value
	EXCHANGE TRADED FUNDS - 93.0%
	DEBT FUNDS - 33.1%
244,478	iShares Core U.S. Aggregate Bond ETF		$ 27,097,942
170,643	iShares Floating Rate Bond ETF		8,603,820
85,869	iShares Intermediate Credit Bond ETF		9,419,829
			45,121,591
	EQUITY FUNDS - 59.9%
270,581	iShares Core S&P 500 ETF		55,915,564
58,055	iShares Core S&P Mid-Cap ETF		8,370,950
256,084	iShares MSCI EAFE ETF		14,630,079
23,880	iShares Russell 2000 ETF		2,641,605
			81,558,198
	TOTAL EXCHANGE TRADED FUNDS (Cost - $125,536,939)		126,679,789

	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
3,477,914	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.28% (a)(Cost - $3,477,914)		3,477,914

	TOTAL INVESTMENTS - 95.5% (Cost - $129,014,853)(b)		$ 130,157,703
	OTHER ASSETS LESS LIABILITIES - NET - 4.5%		6,111,151
	TOTAL NET ASSETS - 100.0%		$ 136,268,854

(a)	Money market rate shown represents the rate at March 31, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $129,317,683
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 2,495,202
		Unrealized Depreciation:	(1,655,182)
		Net Unrealized Appreciation:	$ 840,020

	^Formerly FVIT Moderate Growth Managed Risk Portfolio.

Global Atlantic PIMCO Tactical Allocation Portfolio^
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares				Value
	EXCHANGE TRADED FUNDS - 30.0%
	EQUITY FUNDS - 30.0%
34,878	iShares MSCI EAFE ETF			$ 1,992,580
9,725	SPDR S&P 500 ETF Trust			1,999,071
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,811,898)			3,991,651

Principal Amount		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES - 4.3%
$ 22,726	ACE Securities Corp. Home Equity Loan Trust Series 2002-HE2 (b)	1.71	8/25/2032	21,519
49,346	ACE Securities Corp. Home Equity Loan Trust Series 2006-OP1 (b)	0.58	4/25/2036	47,763
40,051	Citigroup Mortgage Loan Trust 2007-AMC1 (a)	0.59	12/25/2036	26,075
23,210	Countrywide Asset-Backed Certificates (b)	0.56	12/25/2036	22,344
36,172	Countrywide Asset-Backed Certificates (b)	0.57	6/25/2047	29,146
25,697	CWABS Asset-Backed Certificates Trust 2006-17 (b)	0.58	3/25/2047	23,775
42,726	FBR Securitization Trust (b)	1.12	10/25/2035	37,403
50,000	Ford Credit Floorplan Master Owner Trust A (b)	1.04	8/15/2020	49,746
18,695	Fremont Home Loan Trust 2005-E (b)	0.67	1/25/2036	18,637
33,593	GSAMP Trust 2006-HE4 (b)	0.57	6/25/2036	28,456
11,311	Long Beach Mortgage Loan Trust 2004-2 (b)	2.06	6/25/2034	11,121
36,602	Long Beach Mortgage Loan Trust 2005-3 (b)	0.69	8/25/2045	28,108
18,722	RASC Series 2004-KS10 Trust (b)	2.16	11/25/2034	16,622
100,000	SLC Student Loan Trust 2006-2 (b)	0.73	9/15/2026	96,894
61,339	SLM Student Loan Trust 2005-3 (b)	0.71	10/25/2024	59,994
18,815	Soundview Home Loan Trust 2007-WMC1 (b)	0.54	2/25/2037	6,472
23,586	Structured Asset Investment Loan Trust 2004-7 (b)	1.48	8/25/2034	23,250
31,483	Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC2 (b)	0.58	9/25/2036	26,761
	TOTAL ASSET BACKED SECURUTIES (Cost - $574,004)			574,086

	CORPORATE BONDS - 19.5%
	AGRICULTURE - 0.1%
10,000	Reynolds American, Inc.	5.85	8/15/2045	12,212

	AIRLINES - 0.4%
50,000	Spirit Airlines 2015-1 Pass Through Trust A	4.10	4/1/2028	50,281

	AUTO MANUFACTURER - 0.4%
40,000	Ford Motor Credit Co. LLC	3.20	1/15/2021	40,884
20,000	General Motors Financial Co., Inc.	3.20	7/13/2020	19,955
				60,839
	BANKS - 5.1%
73,000	Bank of America Corp.	3.30	1/11/2023	73,613
25,000	Bank of America Corp.	4.00	4/1/2024	26,224
50,000	Bank of America Corp.	5.65	5/1/2018	53,674
45,000	The Bank of Nova Scotia	1.10	12/13/2016	45,056
50,000	Citigroup, Inc.	2.65	10/26/2020	50,472
50,000	The Goldman Sachs Group, Inc. (b)	1.29	5/22/2017	49,963
10,000	The Goldman Sachs Group, Inc.	3.75	5/22/2025	10,232
15,000	The Goldman Sachs Group, Inc.	6.00	6/15/2020	17,101
50,000	HSBC USA, Inc. (b)	1.39	8/7/2018	49,639
35,000	JPMorgan Chase & Co.	3.13	1/23/2025	35,122
25,000	JPMorgan Chase & Co.	3.88	2/1/2024	26,637
50,000	JPMorgan Chase & Co.	3.90	7/15/2025	53,007
35,000	KeyCorp.	2.90	9/15/2020	35,574
26,000	Morgan Stanley	2.13	4/25/2018	26,180
20,000	Royal Bank Scotland Group PLC	9.50	3/16/2022	21,175
60,000	Wells Fargo & Co.	2.63	12/15/2016	60,720
50,000	Wells Fargo & Co.	3.00	2/19/2025	50,406
				684,795
	BEVERAGES - 0.5%
30,000	Anheuser-Busch InBev Finance, Inc.	3.65	2/1/2026	31,548
40,000	PepsiCo., Inc.	2.50	5/10/2016	40,084
				71,632
	COMMERCIAL SERVICES - 0.6%
50,000	Automatic Data Processing, Inc.	2.25	9/15/2020	51,460
30,000	McGraw Hill Financial, Inc.	2.50	8/15/2018	30,400
				81,860
	CONSUMER FINANCE - 6.3%
100,000	Bosphorus CLO	1.43	10/15/2025	113,758
2,700,000	Realkredit Danmark	1.00	1/1/2017	416,011
2,000,000	NYKREDIT	1.00	1/1/2017	308,052
				837,821
	DIVERSIFIED FINANCIAL SERVICES - 0.4%
50,000	American Express Credit Corp. (b)	1.68	9/14/2020	49,717

	ELECTRIC - 0.2%
30,000	Duke Energy Corp.	3.05	8/15/2022	30,284

	ENVIRONMENTAL CONTROL - 0.2%
25,000	Republic Services, Inc.	3.55	6/1/2022	26,391

	HEALTHCARE PRODUCTS - 0.6%
75,000	Danaher Corp.	2.30	6/23/2016	75,283

	INSURANCE - 0.5%
60,000	MetLife, Inc.	6.75	6/1/2016	60,575

	MUNICIPAL - 0.2%
30,000	City of Chicago IL	7.75	1/1/2042	29,909

	OIL & GAS - 1.0%
35,000	BP Capital Markets PLC	3.51	3/17/2025	35,530
20,000	Ecopetrol SA	5.38	6/26/2026	18,200
100,000	Petrobras Global Finance BV	4.38	5/20/2023	72,970
				126,700
	OIL & GAS SERVICES - 0.4%
50,000	Halliburton Co.	1.00	8/1/2016	49,993

	PHARMACUTICALS - 0.4%
50,000	AbbVie, Inc.	1.80	5/14/2018	50,336

	PIPELINES - 0.5%
20,000	Kinder Morgan Finance Co. LLC (a)	6.00	1/15/2018	20,912
25,000	MPLX LP (a)	4.88	6/1/2025	22,796
23,000	Regency Energy Partners LP / Regency Energy Finance Corp.	4.50	11/1/2023	20,294
				64,002
	REAL ESTATE INVESTMENT TRUSTS - 0.5%
25,000	Digital Realty Trust LP	3.95	7/1/2022	25,456
30,000	Duke Realty LP	3.88	2/15/2021	30,897
10,000	Host Hotels & Resorts LP	4.00	6/15/2025	9,739
				66,092
	SOFTWARE - 0.4%
50,000	Fidelity National Information Services, Inc.	2.85	10/15/2018	50,815

	TELECOMMUNICATION - 0.6%
30,000	AT&T, Inc.	2.80	2/17/2021	30,759
50,000	Verizon Communications, Inc.	5.15	9/15/2023	57,711
				88,470
	TRANSPORTATION - 0.2%
25,000	Burlington Northern Santa Fe LLC	3.05	9/1/2022	26,243

	TOTAL CORPORATE BONDS (Cost - $2,527,571)			2,594,250

	SOVEREIGN DEBT - 3.9%
9,000,000	Mexico Cetes (Cost - $1,032,021)	0.00	6/23/2016	520,143

	MORTGAGE BACKED SECURITIES - 15.1%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.1%
300,000	Fannie Mae TBA +	3.00	4/1/2045	307,102
600,000	Fannie Mae TBA +	3.50	4/1/2043	628,219
800,000	Fannie Mae TBA +	4.00	4/1/2041	854,062
200,000	Fannie Mae TBA +	4.50	6/1/2039	216,906
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $2,000,313)			2,006,289

	COLLATERALIZED MORTGAGE OBLIGATIONS - 7.2%
	AGENCY COLLATERAL - 3.6%
92,051	Government National Mortgage Association (b)	0.93	3/20/2065	91,979
98,635	Government National Mortgage Association (b)	1.03	5/20/2065	97,732
99,764	Government National Mortgage Association (b)	1.05	8/20/2065	97,533
95,366	Government National Mortgage Association (b)	1.13	10/20/2065	95,387
99,781	Government National Mortgage Association (b)	1.43	12/20/2065	99,784
				482,415
	WHOLE LOAN COLLATERAL - 3.6%
43,097	Alternative Loan Trust 2005-J12 (b)	0.70	8/25/2035	32,448
26,683	Alternative Loan Trust 2006-OA9 (b)	0.64	7/20/2046	19,508
22,946	Bear Stearns ARM Trust 2005-5 (b)	2.38	8/25/2035	22,649
28,718	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3 (a,b)	0.68	8/25/2035	26,267
26,547	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-4 (a,b)	0.66	10/25/2035	23,833
46,691	Credit Suisse First Boston Mortgage Securities Corp.	4.50	7/25/2020	46,477
26,120	First Horizon Mortgage Pass-Through Trust 2005-AR2 (b)	2.71	6/25/2035	25,034
48,437	Great Hall Mortgages No 1 PLC (a,b)	0.77	6/18/2039	45,107
30,141	GSR Mortgage Loan Trust 2005-AR6 (b)	2.84	9/25/2035	30,385
18,633	Impac CMB Trust Series 2005-8 (b)	1.13	2/25/2036	17,408
26,008	IndyMac INDX Mortgage Loan Trust 2006-AR4 (b)	0.64	5/25/2046	21,167
15,073	JP Morgan Resecuritization Trust Series 2009-7 (a,b)	2.74	8/27/2037	14,905
15,883	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 (b)	0.68	11/25/2035	14,855
26,857	MortgageIT Trust 2005-4 (b)	0.71	10/25/2035	23,363
28,648	RALI Series 2005-QR1 Trust	6.00	10/25/2034	29,017
15,023	Structured Adjustable Rate Mortgage Loan Trust (b)	2.80	9/25/2034	14,493
28,862	Structured Adjustable Rate Mortgage Loan Trust (b)	0.73	10/25/2035	26,796
14,547	Structured Adjustable Rate Mortgage Loan Trust (b)	2.80	2/25/2034	14,309
28,892	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 Trust (b)	2.02	4/25/2037	24,968
				472,989

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $956,484)			955,404

	COMMERCIAL MORTGAGE BACKED SECURITIES - 3.1%
199,849	FHLMC Multifamily Structured Pass Through Certificates (b)	1.13	9/25/2022	200,340
74,910	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18	5.44	6/12/2047	75,902
100,000	RFTI 2015-FL1 Issuer Ltd. (a,b)	2.19	8/15/2030	99,789
42,761	Wachovia Bank Commercial Mortgage Trust Series 2006-C27 (b)	5.75	7/15/2045	42,916
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost - $418,877)			418,947

	U.S. TREASURY SECURITIES - 19.3%
300,000	United States Treasury Inflation Indexed Note	0.13	4/15/2017	316,505
200,000	United States Treasury Inflation Indexed Note	0.13	7/15/2022	209,622
100,000	United States Treasury Inflation Indexed Note	0.38	7/15/2025	102,086
150,000	United States Treasury Inflation Indexed Note	0.63	1/15/2026	156,355
50,000	United States Treasury Inflation Indexed Bond	0.75	2/15/2045	48,669
175,000	United States Treasury Inflation Indexed Bond	1.75	1/15/2028	229,460
100,000	United States Treasury Inflation Indexed Bond	2.38	1/15/2027	143,483
100,000	United States Treasury Inflation Indexed Bond	2.50	1/15/2029	138,579
100,000	United States Treasury Inflation Indexed Bond	3.63	4/15/2028	201,677
200,000	United States Treasury Bond	2.50	8/15/2023	213,133
200,000	United States Treasury Bond	2.88	8/15/2045	210,375
100,000	United States Treasury Bond	3.00	5/15/2045	107,848
400,000	United States Treasury Bond	3.00	11/15/2045	431,828
50,000	United States Treasury Bond	3.13	8/15/2044	55,313
	TOTAL U.S. TREASURY SECURITIES (Cost - $2,479,452)			2,564,933

Contracts	PURCHASED OPTIONS ON INDICES- 0.9%
15	S&P 500 Index, December 2016, Put @ $1,400			16,425
15	S&P 500 Index, December 2016, Put @ $1,600			33,825
15	S&P 500 Index, December 2016, Put @ $1,825			74,100
	TOTAL PURCHASED OPTIONS ON INDICES (Cost - $230,299)			124,350

	PURCHASED OPTIONS ON FUTURES - 0.0%*
4	US 5Yr Future, June 2016, Put @ $111.50 (Cost - $28)			31

Shares	SHORT-TERM INVESTMENTS - 8.5%
	MONEY MARKET FUND - 3.2%
422,185	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.28% (c)			422,185
Principal Amount		Coupon Rate (%)	Maturity
	U.S. TREASURY BILL - 5.3%
$ 200,000	United States Treasury Bill	0.23	4/28/2016	199,964
300,000	United States Treasury Bill	0.27	4/21/2016	299,956
200,000	United States Treasury Bill	0.28	4/14/2016	199,982
				699,902

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,122,087)			1,122,087

	TOTAL INVESTMENTS - 111.8% (Cost - $15,153,034)(d)			$ 14,872,171
	OTHER ASSETS LESS LIABILITIES - NET - (11.8)%			(1,567,990)
	TOTAL NET ASSETS - 100.0%			$ 13,304,181

TBA	- To Be Announced Security
*	Represents less than 0.05%.
+	All or a portion of these TBAs are subject to dollar-roll transactions.
(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2016, these securities amounted to $279,684 or 2.1% of net assets.
(b)	Variable Rate Security - interest rate subject to periodic change.
(c)	Money market rate shown represents the rate at March 31, 2016.
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,315,875 and differs from market value by net
	unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:			$ 361,267
	Unrealized Depreciation:			(804,971)
	Net Unrealized Depreciation:			$ (443,704)

	^Formerly FVIT PIMCO Tactical Allocation Portfolio.

Contracts	SHORT FUTURES CONTRACTS			Unrealized Appreciation/ (Depreciation)
10	3 MO Sterling (Short Sterling ) June 2018
	(Underlying Face Amount at Value $1,781,225)			$ 2,174
9	3 MO Sterling (Short Sterling ) March 2018
	(Underlying Face Amount at Value $1,603,755)			(4,994)
1	3 MO Sterling (Short Sterling ) September 2017
	(Underlying Face Amount at Value $178,339)			(827)
4	90 Day Euro Future March 2018
	(Underlying Face Amount at Value $989,100)			(1,302)
3	90 Day Euro Future December 2017
	(Underlying Face Amount at Value $742,237)			(63)
2	90 Day Euro Future June 2018
	(Underlying Face Amount at Value $494,200)			(1,637)
				(6,649)
	LONG FUTURES CONTRACTS
58	S&P 500 E-Mini June 2016
	(Underlying Face Amount at Value $5,949,350)			144,856
3	US 10 Year Future June 2016
	(Underlying Face Amount at Value $391,173)			1,430
15	US 5Year Note (CBT) June 2016
	(Underlying Face Amount at Value $1,817,460)			1,997
				148,283

	TOTAL UNREALIZED APPRECIATION OF FUTURES CONTRACTS			$ 141,634

Contracts	Options Written on Futures			Value
1	EURO-BUND Future, May 2016, Put @ 161 EUR			$ (159)
1	EURO-BUND Future, May 2016, Put @ 161.5 EUR			(239)
1	EURO-BUND Future, May 2016, Call @ 165 EUR			(148)
1	US 10Year Future, May 2016, Put @ $129.25			(172)
1	US 10Year Future, May 2016, Put @ $129.5			(219)
	TOTAL OPTIONS WRITTEN (Premiums received - $2,002)			$ (937)

Notional Amount $	Interest Rate Swaps	Fixed Received Rate (%)	Expiration	Unrealized Appreciation/ (Depreciation)
5,800,000	Goldman Sachs	4.06	8/24/2016	$ (420)
1,100,000	Goldman Sachs	5.56	1/25/2023	(397)
7,000,000	Goldman Sachs	5.62	6/2/2020	8,322
1,100,000	Goldman Sachs	5.94	7/13/2022	1,309
900,000	Goldman Sachs	5.95	1/30/2026	(332)
700,000	Goldman Sachs	6.53	6/5/2025	1,207
(300,000)	Goldman Sachs	1.02	6/15/2018	(2,123)
(100,000)	Goldman Sachs	1.02	12/16/2020	(3,902)
(400,000)	Goldman Sachs	1.02	6/15/2021	(15,031)
(300,000)	Goldman Sachs	1.02	6/15/2046	(23,247)
				$ (34,614)

Notional Amount $	Credit Default Swaps	Fixed Received Rate (%)	Expiration	Unrealized Appreciation/ (Depreciation)
300,000	United Mexican States - Counterparty "Barclays Bank, PLC"	0.00	4/20/2016	$ (6,282)
100,000	United Mexican States - Counterparty "Barclays Bank, PLC"	1.00	12/20/2020	(2,004)
(1,400,000)	North American Investment Grade CDX Index	1.00	12/20/2020	7,308
(100,000)	North American High Yield CDX Index	5.00	12/20/2020	2,978
				$ 2,000

Global Atlantic PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Schedule of Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Unrealized Appreciation (Depreciation)
To Buy:
4/1/2016	Goldman Sachs	25,000	DKK	3,673	USD	$ 3,823	$ 150
5/13/2016	Goldman Sachs	5,000	GBP	7,179	USD	7,187	8
5/13/2016	Goldman Sachs	73,000	CAD	53,783	USD	56,375	2,592
5/13/2016	Goldman Sachs	50,000	CAD	36,974	USD	38,613	1,639
5/13/2016	Goldman Sachs	19,000	CAD	14,234	USD	14,673	439
5/13/2016	Goldman Sachs	25,000	DKK	3,822	USD	3,828	6
5/13/2016	Goldman Sachs	19,000	EUR	21,637	USD	21,672	35
5/13/2016	Goldman Sachs	8,400,000	JPY	73,918	USD	74,812	894
5/13/2016	Goldman Sachs	3,800,000	JPY	33,355	USD	33,844	489
5/13/2016	Goldman Sachs	3,603,000	JPY	32,007	USD	32,089	82
5/13/2016	Goldman Sachs	3,200,000	JPY	28,450	USD	28,500	50
5/13/2016	Goldman Sachs	1,600,000	JPY	14,110	USD	14,250	140
5/13/2016	Goldman Sachs	7,700,000	JPY	68,628	USD	68,578	(50)
5/13/2016	Goldman Sachs	4,900,000	JPY	43,660	USD	43,640	(20)
5/20/2016	Goldman Sachs	361,414	MXN	20,276	USD	20,978	702
5/20/2016	Goldman Sachs	207,000	MXN	11,503	USD	12,015	512
5/20/2016	Goldman Sachs	1,016,000	MXN	56,929	USD	58,974	2,045
5/24/2016	Goldman Sachs	270,667	MYR	65,000	USD	69,852	4,852
5/24/2016	Goldman Sachs	396,880	THB	11,000	USD	11,295	295
5/24/2016	Goldman Sachs	1,462,470	THB	41,000	USD	41,620	620
							15,480

To Sell:
5/13/2016	Goldman Sachs	11,000	GBP	16,000	USD	15,812	188
5/13/2016	Goldman Sachs	61,000	CAD	44,090	USD	47,108	(3,018)
5/13/2016	Goldman Sachs	17,000	CAD	12,150	USD	13,129	(979)
5/13/2016	Goldman Sachs	34,000	CAD	24,470	USD	26,257	(1,787)
5/13/2016	Goldman Sachs	15,000	CAD	10,850	USD	11,584	(734)
5/13/2016	Goldman Sachs	16,000	CAD	12,307	USD	12,356	(49)
5/13/2016	Goldman Sachs	16,000	CAD	12,070	USD	12,356	(286)
5/13/2016	Goldman Sachs	11,000	CAD	8,441	USD	8,495	(54)
5/13/2016	Goldman Sachs	45,000	EUR	48,984	USD	51,329	(2,345)
5/13/2016	Goldman Sachs	18,000	EUR	19,785	USD	20,532	(747)
5/13/2016	Goldman Sachs	65,000	EUR	72,192	USD	74,142	(1,950)
5/13/2016	Goldman Sachs	38,000	EUR	41,699	USD	43,345	(1,646)
5/13/2016	Goldman Sachs	4,000,000	JPY	34,768	USD	35,625	(857)
5/13/2016	Goldman Sachs	8,000,000	JPY	71,728	USD	71,249	479
5/13/2016	Goldman Sachs	5,600,000	JPY	49,923	USD	49,875	48
5/13/2016	Goldman Sachs	10,000,000	JPY	88,262	USD	89,062	(800)
5/13/2016	Goldman Sachs	16,100,000	JPY	141,693	USD	143,390	(1,697)
5/13/2016	Goldman Sachs	1,200,000	JPY	10,577	USD	10,687	(110)
5/20/2016	Goldman Sachs	482,000	MXN	27,388	USD	27,978	(590)
5/20/2016	Goldman Sachs	1,153,000	MXN	65,832	USD	66,925	(1,093)
5/20/2016	Goldman Sachs	289,000	MXN	16,422	USD	16,775	(353)
5/24/2016	Goldman Sachs	269,070	MYR	65,104	USD	69,439	(4,335)
5/24/2016	Goldman Sachs	1,083,555	TWD	32,657	USD	33,670	(1,013)
5/24/2016	Goldman Sachs	1,661,479	THB	45,439	USD	47,283	(1,844)
5/24/2016	Goldman Sachs	216,840	THA	6,074	USD	6,171	(97)
6/23/2016	Goldman Sachs	8,834,019	MXN	502,905	USD	511,272	(8,367)
1/3/2017	Goldman Sachs	2,022,000	DKK	293,771	USD	312,507	(18,736)
1/3/2017	Goldman Sachs	2,756,940	DKK	411,656	USD	426,095	(14,439)
							(67,211)

		Net unrealized depreciation on forward foreign currency contracts					$ (51,731)

Global Atlantic Select Advisor Managed Risk Portfolio^
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 14.8%
	EQUITY FUNDS - 14.8%
65,928	iShares Core S&P 500 ETF	$ 13,624,021
22,968	iShares Russell 2000 ETF	2,540,720
	TOTAL EXCHANGE TRADED FUNDS (Cost - $15,635,950)	16,164,741

	VARIABLE INSURANCE TRUSTS - 75.2%
	DEBT FUND - 21.2%
1,729,395	MFS Research Bond Series	23,173,891

	EQUITY FUNDS - 54.0%
375,889	American Century VP Mid Cap Value - Class 1	6,859,965
1,149,526	American Century VP Value Fund - Investor Class	10,357,229
113,793	Invesco VI International Growth Fund - Class 1	3,876,934
386,663	MFS Growth Series	15,292,538
328,134	MFS VIT II International Value Portfolio	7,556,913
721,438	Putnam VT Equity Income - Class 1A	15,128,564
		59,072,143
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $83,064,237)	82,246,034

	SHORT-TERM INVESTMENTS - 4.6%
	MONEY MARKET FUND - 4.6%
5,000,828	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.28% (a)(Cost - $5,000,828)	5,000,828

	TOTAL INVESTMENTS - 94.6% (Cost - $103,701,015)(b)	$ 103,411,603
	OTHER ASSETS LESS LIABILITIES -NET - 5.4%	5,899,596
	TOTAL NET ASSETS - 100.0%	$ 109,311,199

(a)	Money market rate shown represents the rate at March 31, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $103,961,843
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 846,789
	Unrealized Depreciation:	(1,397,029)
	Net Unrealized Depreciation:	$ (550,240)

	^Formerly FVIT Select Advisor Managed Risk Portfolio.

Global Atlantic Wellington Research Managed Risk Portfolio^
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares				Value
	COMMON STOCKS - 60.9%
	ADVERTISING - 0.1%
23,646	The Interpublic Group of Cos., Inc.			$ 542,676

	AEROSPACE/DEFENSE - 1.2%
10,068	Lockheed Martin Corp.			2,230,062
6,658	Northrop Grumman Corp.			1,317,618
7,322	Raytheon Co.			897,897
				4,445,577
	AGRICULTURE - 0.8%
47,325	Altria Group, Inc.			2,965,384

	AIRLINES - 0.1%
5,560	American Airlines Group, Inc.			228,016
4,440	Southwest Airlines Co.			198,912
				426,928
	APPAREL - 1.1%
39,821	NIKE, Inc.			2,447,797
2,030	Ralph Lauren Corp.			195,408
10,826	Under Armour, Inc. *			918,369
7,820	VF Corp.			506,423
				4,067,997
	BANKS - 3.4%
249,512	Bank of America Corp.			3,373,402
17,260	Capital One Financial Corp.			1,196,291
9,729	Northern Trust Corp.			634,039
4,980	The Goldman Sachs Group.			781,760
25,222	The PNC Financial Services Group, Inc.			2,133,025
91,655	Wells Fargo & Co.			4,432,436
				12,550,953
	BEVERAGES - 2.7%
4,700	Anheuser-Busch InBev - ADR			585,902
5,650	Constellation Brands, Inc.			853,658
12,197	Dr. Pepper Snapple Group, Inc.			1,090,656
10,775	Molson Coors Brewing Co.			1,036,340
15,317	Monster Beverage Corp. *			2,042,981
33,217	PepsiCo, Inc.			3,404,078
16,494	The Coca-Cola Co.			765,157
				9,778,772
	BIOTECHNOLOGY - 0.6%
1,621	Alnylam Pharmaceuticals, Inc. *			101,750
2,160	BlueBird Bio, Inc. *			91,800
6,720	Celgene Corp. *			672,605
9,720	GlycoMimetics, Inc. *			57,931
5,320	Incyte Corp. *			385,540
10,265	Karyopharm Therapeutics, Inc. *			91,564
8,270	Nivalis Therapeutics, Inc. *			34,486
22,261	Novavax, Inc. *			114,867
4,862	Otonomy, Inc. *			72,541
5,942	PTC Therapeutics, Inc. *			38,266
1,495	Regeneron Pharmaceuticals, Inc. *			538,858
5,600	Syndax Pharmaceuticals, Inc. *			74,592
				2,274,800
	BUILDING MATERIALS - 0.9%
26,021	Boise Cascade Co. *			539,155
14,480	CRH PLC - ADR			408,046
8,450	Fortune Brands Home & Security, Inc.			473,538
2,610	Martin Marietta Materials, Inc.			416,321
10,670	Owens Corning			504,478
13,836	Summit Materials, Inc. *			269,110
4,840	Vulcan Materials Co.			510,959
				3,121,607
	CHEMICALS - 1.4%
11,711	Cabot Corp.			565,993
15,473	Celanese Corp.			1,013,482
6,719	International Flavors & Fragrances, Inc.			764,421
3,211	LyondellBasell Industries NV			274,797
16,342	The Dow Chemical Co.			831,154
11,570	The Mosaic Co.			312,390
4,217	The Sherwin-Williams Co.			1,200,453
				4,962,690
	COMMERCIAL SERVICES - 1.7%
13,297	Automatic Data Processing, Inc.			1,192,874
7,355	Equifax, Inc.			840,603
17,358	Global Payments, Inc.			1,133,477
4,659	ManpowerGroup, Inc.			379,336
18,053	Nielsen Holdings PLC			950,671
38,470	TransUnion *			1,062,157
7,328	WEX, Inc. *			610,862
				6,169,980
	COMPUTERS - 2.8%
11,780	Accenture PLC - Cl. A			1,359,412
58,774	Apple, Inc.			6,405,778
10,402	Cognizant Technology Solutions Corp. - Cl. A *			652,205
40,978	Genpact Ltd. *			1,114,192
58,120	Pure Storage, Inc. *			795,663
				10,327,250
	COSMETICS/PERSONAL CARE - 1.4%
37,396	Colgate-Palmolive Co.			2,642,027
23,060	Coty, Inc.			641,760
19,161	The Estee Lauder Cos., Inc.			1,807,074
				5,090,861
	DIVERSIFIED FINANCIAL SERVICES - 2.4%
3,044	Alliance Data Systems Corp. *			669,680
34,676	American Express Co.			2,129,107
2,729	Ameriprise Financial, Inc.			256,553
1,641	BlackRock, Inc. - Cl. A			558,876
1,576	Intercontinental Exchange, Inc.			370,581
14,329	Invesco Ltd.			440,903
1,310	MarketAxess Holdings, Inc.			163,527
1,305	Raymond James Financial, Inc.			62,131
123,094	Santander Consumer USA Holdings, Inc. *			1,291,256
36,229	Visa, Inc. - Cl. A			2,770,794
16,354	WisdomTree Investments, Inc.			186,926
				8,900,334
	ELECTRIC - 2.7%
10,954	Ameren Corp.			548,796
14,620	Avangrid, Inc.			586,408
18,368	Dominion Resources, Inc.			1,379,804
11,249	Duke Energy Corp.			907,569
12,343	Edison International			887,338
7,628	Eversource Energy			445,018
22,828	Exelon Corp.			818,612
20,754	NextEra Energy, Inc.			2,456,029
16,528	PG&E Corp.			987,052
5,202	Pinnacle West Capital Corp.			390,514
6,554	Westar Energy, Inc.			325,144
				9,732,284
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
15,050	AMETEK, Inc.			752,199
1,880	SunPower Corp. *			41,999
				794,198
	ELECTRONICS - 0.8%
25,592	Honeywell International, Inc.			2,867,584
8,000	National Instruments Corp.			240,880
				3,108,464
	ENERGY - ALTERNATE SOURCES - 0.0% **
1,479	First Solar, Inc. *			101,267

	ENTERTAINMENT - 0.1%
19,810	DreamWorks Animation SKG, Inc. *			494,260

	ENVIRONMENTAL CONTROL - 0.3%
17,901	Waste Management, Inc.			1,056,159

	FOOD - 0.8%
57,283	Mondelez International, Inc. - Cl. A			2,298,194
9,600	Post Holdings, Inc.			660,192
				2,958,386
	FOREST PRODUCTS & PAPER - 0.3%
23,054	International Paper Co.			946,136

	GAS - 0.5%
11,770	Sempra Energy			1,224,669
13,320	UGI Corp.			536,663
				1,761,332
	HEALTHCARE-PRODUCTS - 3.9%
10,124	Abbott Laboratories			423,487
23,285	Baxter International, Inc.			956,548
6,888	Becton Dickinson and Co.			1,045,736
67,960	Boston Scientific Corp. *			1,278,328
12,290	ConforMIS, Inc. *			132,117
32,617	Danaher Corp.			3,094,049
49,929	Medtronic, PLC			3,744,675
16,921	St. Jude Medical, Inc.			930,655
13,373	Stryker Corp.			1,434,789
7,432	Thermo Fisher Scientific, Inc.			1,052,297
				14,092,681
	HEALTHCARE-SERVICES - 1.5%
11,285	Aetna, Inc.			1,267,870
18,054	HCA Holdings, Inc. *			1,409,114
22,742	UnitedHealth Group, Inc.			2,931,444
				5,608,428
	INSURANCE - 3.1%
5,330	Aflac, Inc.			336,536
44,897	American International Group, Inc.			2,426,683
45,909	Assured Guaranty Ltd.			1,161,498
33,645	Marsh & McLennan Cos., Inc.			2,045,280
11,745	MetLife, Inc.			516,075
12,063	Principal Financial Group, Inc.			475,885
13,926	Prudential Financial, Inc.			1,005,736
3,540	The Allstate Corp.			238,490
31,305	The Hartford Financial Services Group, Inc.			1,442,534
42,055	XL Group PLC			1,547,624
				11,196,341
	INTERNET - 4.4%
8,058	Alphabet, Inc. - Cl. A *			6,147,448
7,440	Amazon.com, Inc. *			4,416,681
5,610	Expedia, Inc.			604,870
28,036	Facebook, Inc. - Cl. A *			3,198,908
1,177	The Priceline Group, Inc.*			1,517,106
				15,885,013
	IRON/STEEL - 0.1%
2,130	Reliance Steel & Aluminum Co.			147,375
5,860	Steel Dynamics, Inc.			131,908
				279,283
	LODGING - 0.3%
6,578	Las Vegas Sands Corp.			339,951
7,785	Wyndham Worldwide Corp.			595,008
				934,959
	MEDIA - 2.5%
62,836	Comcast Corp.			3,838,023
8,984	Markit Ltd. *			317,584
15,273	Time Warner Cable, Inc.			3,125,161
64,086	Twenty-First Century Fox, Inc.			1,786,718
				9,067,486
	METAL FABRICATE/HARDWARE - 0.1%
9,010	Tenaris SA - ADR			223,088

	MISCELLANEOUS MANUFACTURING - 1.3%
17,439	Eaton Corp. PLC			1,090,984
27,800	General Electric Co.			883,762
17,676	Illinois Tool Works, Inc.			1,810,729
19,087	Pentair - PLC			1,035,661
				4,821,136
	OIL & GAS - 2.3%
4,144	Anadarko Petroleum Corp.			192,986
111,181	Cobalt International Energy, Inc. *			330,208
13,530	ConocoPhillips			544,853
3,350	Ensco PLC			34,739
7,350	EOG Resources, Inc.			533,463
3,380	Hess Corp.			177,957
13,300	Marathon Oil Corp.			494,494
46,690	Newfield Exploration Co. *			1,552,442
15,270	Noble Energy, Inc.			479,631
11,497	Patterson-UTI Energy, Inc.			202,577
26,509	PBF Energy, Inc.			880,099
10,230	PDC Energy, Inc. *			608,173
14,040	Pioneer Natural Resources Co.			1,975,990
49,530	WPX Energy, Inc. *			346,215
				8,353,827
	OIL & GAS SERVICES - 0.3%
6,370	Baker Hughes, Inc.			279,197
14,970	Forum Energy Technologies, Inc. *			197,604
11,237	Halliburton Co.			401,386
17,450	Tesco Corp.			150,244
				1,028,431
	PACKAGING & CONTAINERS - 0.4%
15,989	Ball Corp.			1,139,856
14,152	Owens-Illinois, Inc. *			225,866
				1,365,722
	PHARMACEUTICALS - 4.0%
4,933	Aerie Pharmaceuticals, Inc. *			59,985
9,751	Alkermes PLC *			333,387
8,922	Allergan PLC *			2,391,364
1,550	Anacor Pharmaceuticals, Inc. *			82,848
35,739	AstraZeneca PLC - ADR			1,006,410
35,205	Bristol-Myers Squibb Co.			2,248,895
9,093	Cardinal Health, Inc.			745,171
6,020	Chiasma, Inc. *			55,143
15,040	Eli Lilly & Co			1,083,030
14,966	Ironwood Pharmaceuticals, Inc. - Cl. A *			163,728
16,060	Johnson & Johnson			1,737,692
9,276	McKesson Corp.			1,458,651
37,115	Merck & Co., Inc.			1,963,755
19,189	Mylan NV *			889,410
5,900	MyoKardia, Inc. *			63,189
3,055	Regulus Therapeutics, Inc. *			21,171
3,944	TESARO, Inc. *			173,654
15,851	Trevena, Inc. *			131,088
				14,608,571
	PIPELINES - 0.3%
5,786	ONEOK, Inc.			172,770
20,130	Spectra Energy Corp.			615,978
12,060	TransCanada Corp.			474,078
				1,262,826
	REAL ESTATE INVESTMENT TRUSTS - 2.0%
17,326	American Tower Corp.			1,773,663
10,857	AvalonBay Communities, Inc.			2,065,002
6,192	Public Storage			1,707,939
9,254	Simon Property Group, Inc.			1,921,963
				7,468,567
	RETAIL - 2.7%
12,728	Advance Auto Parts, Inc.			2,040,807
7,489	Costco Wholesale Corp.			1,180,117
14,001	CVS Health Corp.			1,452,324
7,800	L Brands, Inc.			684,918
7,570	McDonald's Corp.			951,397
2,758	Ross Stores, Inc.			159,688
10,573	Signet Jewelers Ltd.			1,311,369
12,247	Starbucks Corp.			731,146
15,103	Walgreens Boots Alliance, Inc.			1,272,277
300	Wingstop, Inc. *			6,804
				9,790,847
	SEMICONDUCTORS - 1.4%
25,830	Applied Materials, Inc.			547,079
3,230	Broadcom Ltd.			499,035
1,700	Cavium, Inc. *			103,972
5,480	Lam Research Corp.			452,648
20,225	Linear Technology Corp.			901,226
2,750	M/A-COM Technology Solutions Holdings, Inc. *			120,423
12,130	Microchip Technology, Inc.			584,666
2,713	NXP Semiconductors NV *			219,943
9,600	ON Semiconductor Corp. *			92,064
18,930	Skyworks Solutions, Inc.			1,474,647
13,750	SunEdison Semiconductor Ltd. *			89,100
				5,084,803
	SOFTWARE - 2.6%
10,260	Adobe Systems, Inc. *			962,388
14,230	Electronic Arts, Inc. *			940,745
86,732	Microsoft Corp.			4,790,208
6,661	MSCI, Inc.			493,447
14,500	Salesforce.com, Inc. *			1,070,535
11,700	ServiceNow, Inc. *			715,806
5,797	SS&C Technologies Holdings, Inc.			367,646
				9,340,775
	TELECOMMUNICATIONS - 0.2%
11,073	Arista Networks, Inc. *			698,706

	TEXTILES - 0.5%
9,348	Mohawk Industries, Inc. *			1,784,533

	TRANSPORTATION - 0.7%
2,260	CH Robinson Worldwide, Inc.			167,760
5,471	FedEx Corp.			890,241
4,465	Genesee & Wyoming, Inc. *			279,955
660	Kansas City Southern			56,397
9,418	Knight Transportation, Inc.			246,281
2,510	Norfolk Southern Corp.			208,957
11,050	Swift Transportation Co. - Cl. A *			205,862
14,190	XPO Logistics, Inc. *			435,633
				2,491,086

	TOTAL COMMON STOCKS (Cost - $209,965,949)			221,965,404

	PREFERRED STOCK - 0.0% **
	TELECOMMUNICATIONS - 0.0% **
3,000	Verizon Communications, Inc. (Cost $75,000)			81,150

	EXCHANGE TRADED FUND - 1.6%
	EQUITY FUND - 1.6%
28,006	SPDR S&P 500 ETF Trust (Cost - $5,265,324)			5,756,913

Principal Amount		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES - 2.9%
$ 101,000	Ally Master Owner Trust	1.33	3/15/2019	100,962
100,000	Ally Master Owner Trust	1.60	10/15/2019	100,016
116,000	AmeriCredit Automobile Receivables Trust 2013-5	1.52	1/8/2019	116,056
34,576	AmeriCredit Automobile Receivables Trust 2014-1	0.90	2/8/2019	34,548
120,000	AmeriCredit Automobile Receivables Trust 2014-1	2.15	3/9/2020	119,855
145,000	AmeriCredit Automobile Receivables Trust 2014-2	1.60	7/8/2019	144,867
250,000	Apidos CLO XXI (a)^	2.05	7/18/2027	247,702
350,000	Apidos CLO XXII (a)^	2.39	10/20/2027	341,496
300,000	Atrium XII (a)^	2.56	10/22/2026	298,216
300,000	Babson CLO Ltd. 2013-I (a)^	1.72	4/20/2025	296,572
270,000	Babson CLO Ltd. 2015-I (a)^	2.05	4/20/2027	266,888
325,000	BlueMountain CLO 2015-3 Ltd (a)^	1.81	10/20/2027	321,838
225,000	Capital Auto Receivables Asset Trust 2015-3	1.72	1/22/2019	225,472
225,000	CarMax Auto Owner Trust 2013-4	1.71	7/15/2019	225,202
100,000	CarMax Auto Owner Trust 2013-4	1.95	9/16/2019	99,889
150,000	Cent CLO 20 Ltd. (a)^	2.10	1/25/2026	149,047
250,000	Cent CLO 21 Ltd. (a)^	2.11	7/27/2026	247,930
250,000	Cent CLO 23 Ltd. (a)^	2.11	4/17/2026	249,031
350,000	CIFC Funding 2014-II Ltd. (a)^	2.10	5/24/2026	347,745
250,000	CNH Equipment Trust 2015-C	1.66	11/16/2020	251,037
74,250	DB Master Finance LLC 2015-1 (a)	3.26	2/20/2045	72,806
85,000	Drive Auto Receivables Trust 2015-B (a)	2.12	6/17/2019	85,062
102,689	Drive Auto Receivables Trust 2015-D (a)	1.23	6/15/2018	102,655
265,000	Dryden 41 Senior Loan Fund (a)^	2.77	1/15/2028	260,997
68,933	Exeter Automobile Receivables Trust 2015-2 (a)	1.54	11/15/2019	68,676
203,678	First Investors Auto Owner Trust 2014-1 (a)	1.49	1/15/2020	203,668
90,000	First Investors Auto Owner Trust 2014-3 (a)	1.67	11/16/2020	90,060
73,090	Ford Credit Auto Owner Trust 2012-A	1.88	8/15/2017	73,177
100,000	Ford Credit Auto Owner Trust 2014-A	1.90	9/15/2019	99,976
145,000	Ford Credit Floorplan Master Owner Trust A	1.77	8/15/2020	145,242
100,000	Ford Credit Floorplan Master Owner Trust A (a)	2.09	3/15/2022	100,588
100,000	Ford Credit Floorplan Master Owner Trust A	2.31	2/15/2021	99,885
275,000	Galaxy XIX CLO Ltd. (a)^	2.17	1/24/2027	273,659
190,000	Green Tree Agency Advance Funding Trust I Series 2015-T1 (a)	2.30	10/15/2046	189,668
100,000	Hyundai Auto Receivables Trust 2013-A	1.13	9/17/2018	99,874
60,000	Hyundai Auto Receivables Trust 2013-B	1.45	2/15/2019	59,989
91,000	Hyundai Auto Receivables Trust 2013-B	1.71	2/15/2019	91,178
92,000	Hyundai Auto Receivables Trust 2014-B	2.10	11/15/2019	91,514
300,000	Madison Park Funding XI Ltd. (a)^	1.90	10/23/2025	297,475
250,000	Madison Park Funding XV Ltd. (a)^	3.02	1/27/2026	251,626
250,000	Magnetite XII Ltd. (a)^	2.12	4/15/2027	248,898
225,000	NRZ Advance Receivables Trust Advance Receivables Backed 2015-T1 (a)	2.31	8/15/2046	225,038
200,000	NRZ Advance Receivables Trust Advance Receivables Backed 2015-T3 (a)	2.54	11/15/2046	200,174
300,000	Octagon Investment Partners XVI Ltd. (a)^	1.74	7/17/2025	295,608
225,000	Ocwen Master Advance Receivables Trust (a)	2.53	11/15/2046	224,850
100,000	OneMain Financial Issuance Trusts 2016-1A (a)	3.66	2/20/2029	98,564
170,000	OneMain Financial Issuance Trusts 2016-2 (a)	4.10	3/20/2028	171,076
275,000	OZLM Funding V Ltd. (a)^	2.12	1/17/2026	274,686
100,000	Prestige Auto Receivables Trust 2014-1 (a)	1.91	4/15/2020	99,288
24,420	Santander Drive Auto Receivables Trust 2012-6	1.94	3/15/2018	24,451
45,000	Santander Drive Auto Receivables Trust 2013-2	2.57	3/15/2019	45,280
35,000	Santander Drive Auto Receivables Trust 2013-5	2.25	6/17/2019	35,125
100,000	Santander Drive Auto Receivables Trust 2014-1	2.36	4/15/2020	100,340
75,000	Santander Drive Auto Receivables Trust 2014-2	1.62	2/15/2019	75,083
35,000	Santander Drive Auto Receivables Trust 2014-4	1.82	5/15/2019	35,062
80,000	Santander Drive Auto Receivables Trust 2015-1	1.97	11/15/2019	80,177
98,010	Santander Drive Auto Receivables Trust 2015-4	1.20	12/17/2018	97,996
325,000	Shackleton 2015-VIII CLO Ltd. (a)^	1.84	10/20/2027	323,534
165,000	Springleaf Funding Trust 2015-A (a)	3.16	11/15/2024	163,062
190,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2015-T3 (a)	2.92	7/15/2047	190,035
250,000	Voya CLO 2014-2 Ltd. (a)^	2.07	7/17/2026	248,660
300,000	Webster Park CLO Ltd. A-2 (a)^	0.00	1/20/2027	298,134
6,885	Westlake Automobile Receivables Trust 2014-2 (a)	0.97	10/16/2017	6,880
105,000	Westlake Automobile Receivables Trust 2015-2 (a)	1.83	1/15/2021	104,587
	TOTAL ASSET BACKED SECURITIES (Cost - $10,623,031)			10,608,732

	CORPORATE BONDS - 9.8%
	ADVERTISING - 0.0% **
140,000	Omnicom Group, Inc.	3.60	4/15/2026	142,792

	AEROSPACE/DEFENSE - 0.2%
100,000	BAE Systems Holdings, Inc. (a)	3.85	12/15/2025	102,898
50,000	Lockheed Martin Corp.	2.50	11/23/2020	51,213
147,000	Lockheed Martin Corp.	4.07	12/15/2042	148,532
30,000	Lockheed Martin Corp.	4.50	5/15/2036	32,270
75,000	Lockheed Martin Corp.	4.70	5/15/2046	83,860
50,000	Lockheed Martin Corp.	4.85	9/15/2041	56,460
125,000	Lockheed Martin Corp.	6.15	9/1/2036	155,957
				631,190
	AGRICULTURE - 0.3%
230,000	BAT International Finance PLC (a)	2.75	6/15/2020	236,525
20,000	BAT International Finance PLC (a)	3.50	6/15/2022	21,273
216,000	Cargill, Inc. (a)	4.76	11/23/2045	235,515
475,000	Imperial Brands Finance PLC (a)	3.75	7/21/2022	495,902
				989,215
	AUTO MANUFACTURERS - 0.3%
450,000	Ford Motor Credit Co. LLC	3.16	8/4/2020	459,031
100,000	Ford Motor Credit Co. LLC	6.63	8/15/2017	106,070
275,000	General Motors Financial Co., Inc.	3.50	7/10/2019	281,988
100,000	Nissan Motor Acceptance Corp. (a)	2.65	9/26/2018	102,201
				949,290
	BANKS - 2.4%
300,000	Abbey National Treasury Services PLC	2.00	8/24/2018	301,698
135,000	Bank of America Corp.	2.25	4/21/2020	133,696
640,000	Bank of America Corp.	2.63	10/19/2020	644,460
160,000	Bank of America Corp.	4.20	8/26/2024	162,926
300,000	Banque Federative du Credit Mutuel SA (a)	2.75	10/15/2020	305,925
100,000	Barclays Bank PLC	5.14	10/14/2020	106,739
150,000	BB&T Corp.	2.45	1/15/2020	152,601
50,000	BNP Paribas SA	2.38	9/14/2017	50,616
200,000	BPCE SA (a)	5.15	7/21/2024	204,285
300,000	Capital One Financial Corp.	3.20	2/5/2025	296,993
105,000	Capital One Financial Corp.	4.20	10/29/2025	106,313
70,000	Citigroup, Inc.	3.30	4/27/2025	70,176
300,000	Citigroup, Inc.	3.50	5/15/2023	299,934
50,000	Citigroup, Inc.	4.05	7/30/2022	52,035
55,000	Citigroup, Inc.	5.50	9/13/2025	60,187
185,000	Citizens Financial Group, Inc.	4.30	12/3/2025	191,236
200,000	Credit Agricole SA (a)	4.38	3/17/2025	195,842
50,000	Credit Suisse AG	5.40	1/14/2020	54,192
250,000	Credit Suisse Group Funding Guernsey Ltd. (a)	3.13	12/10/2020	248,621
395,000	Credit Suisse Group Funding Guernsey Ltd. (a)	3.80	9/15/2022	393,134
525,000	Discover Bank	3.10	6/4/2020	528,849
300,000	Fifth Third Bank	2.15	8/20/2018	302,446
305,000	HSBC Holdings PLC	3.40	3/8/2021	311,250
60,000	HSBC Holdings PLC	4.00	3/30/2022	63,056
250,000	Huntington Bancshares, Inc.	3.15	3/14/2021	254,011
200,000	Lloyds Bank PLC	3.50	5/14/2025	206,870
110,000	Morgan Stanley	3.88	4/29/2024	115,378
330,000	Morgan Stanley	4.35	9/8/2026	339,597
400,000	PNC Bank NA	2.60	7/21/2020	408,786
120,000	Santander Holdings USA, Inc.	2.65	4/17/2020	118,667
200,000	Santander Issuances SAU	5.18	11/19/2025	193,270
200,000	Skandinaviska Enskilda Banken AB (a)	2.45	5/27/2020	201,518
350,000	State Street Corp.	3.55	8/18/2025	372,405
200,000	The Goldman Sachs Group, Inc.	3.50	1/23/2025	201,866
85,000	The Goldman Sachs Group, Inc.	4.75	10/21/2045	88,844
55,000	The Goldman Sachs Group, Inc.	4.80	7/8/2044	57,508
50,000	The Goldman Sachs Group, Inc.	6.75	10/1/2037	59,722
250,000	The Huntington National Bank	2.40	4/1/2020	248,058
50,000	The PNC Financial Services Group, Inc.	3.90	4/29/2024	52,589
250,000	UBS Group Funding Jersey Ltd. (a)	2.95	9/24/2020	250,828
225,000	UBS Group Funding Jersey Ltd. (a)	3.00	4/15/2021	225,414
150,000	Wells Fargo & Co.	3.00	2/19/2025	151,218
35,000	Wells Fargo & Co.	4.10	6/3/2026	36,734
				8,820,493
	BEVERAGES - 0.3%
400,000	Anheuser-Busch InBev Finance, Inc.	3.30	2/1/2023	415,849
260,000	Anheuser-Busch InBev Finance, Inc.	3.65	2/1/2026	273,420
300,000	Anheuser-Busch InBev Finance, Inc.	4.70	2/1/2036	324,211
70,000	Anheuser-Busch InBev Finance, Inc.	4.90	2/1/2046	78,229
55,000	Anheuser-Busch InBev Worldwide, Inc.	3.75	7/15/2042	52,253
				1,143,962

	BIOTECHNOLOGY - 0.1%
130,000	Biogen, Inc.	2.90	9/15/2020	133,790
70,000	Celgene Corp.	3.55	8/15/2022	73,394
50,000	Celgene Corp.	3.63	5/15/2024	51,680
90,000	Gilead Sciences, Inc.	2.55	9/1/2020	92,683
20,000	Gilead Sciences, Inc.	3.50	2/1/2025	21,094
10,000	Gilead Sciences, Inc.	4.50	2/1/2045	10,592
				383,233
	CHEMICALS - 0.2%
175,000	Agrium, Inc.	3.15	10/1/2022	171,734
55,000	Agrium, Inc.	7.13	5/23/2036	64,146
200,000	CF Industries, Inc.	7.13	5/1/2020	227,667
150,000	LYB International Finance BV	4.88	3/15/2044	149,557
40,000	Monsanto Co.	3.38	7/15/2024	40,676
				653,780
	COMMERCIAL SERVICES - 0.2%
100,000	Catholic Health Initiatives	2.95	11/1/2022	100,232
100,000	Catholic Health Initiatives	4.35	11/1/2042	98,730
500,000	ERAC USA Finance, LLC (a)	3.30	10/15/2022	508,299
105,000	Total System Services, Inc.	3.80	4/1/2021	107,982
				815,243
	COMPUTERS - 0.0% **
75,000	EMC Corp.	1.88	6/1/2018	73,349

	DIVERSIFIED FINANCIAL SERVICES - 0.3%
50,000	American Express Co.	1.55	5/22/2018	49,825
285,000	LeasePlan Corp NV (a)	2.88	1/22/2019	283,975
350,000	Private Export Funding Corp.	3.25	6/15/2025	374,277
155,000	Synchrony Financial	2.60	1/15/2019	155,331
15,000	Synchrony Financial	2.70	2/3/2020	14,863
205,000	Synchrony Financial	3.75	8/15/2021	210,438
				1,088,709
	ELECTRIC - 0.6%
200,000	Appalachian Power Co.	3.40	6/1/2025	204,622
150,000	Berkshire Hathaway Energy Co.	4.50	2/1/2045	159,691
60,000	Consolidated Edison Co. of New York, Inc.	4.63	12/1/2054	65,299
230,000	Dominion Resources, Inc. #	4.10	4/1/2021	235,191
175,000	Duke Energy Carolinas LLC	6.10	6/1/2037	222,214
225,000	Duke Energy Corp.	3.75	4/15/2024	235,236
10,000	Eversource Energy	3.15	1/15/2025	9,957
450,000	NextEra Energy Capital Holdings, Inc.	2.06	9/1/2017	452,430
51,000	Oncor Electric Delivery Co. LLC	2.95	4/1/2025	50,395
160,000	Oncor Electric Delivery Co. LLC	4.10	6/1/2022	172,880
75,000	Pacific Gas & Electric Co.	3.40	8/15/2024	78,248
50,000	PPL Capital Funding, Inc.	3.50	12/1/2022	51,887
150,000	South Carolina Electric & Gas Co.	5.10	6/1/2065	170,146
225,000	The Southern Co.	2.75	6/15/2020	228,124
				2,336,320
	ENGINEERING & CONSTRUCTION - 0.1%
50,000	SBA Tower Trust (a)	2.90	10/15/2019	50,213
255,000	SBA Tower Trust (a)	3.16	10/15/2020	255,097
				305,310
	FOOD - 0.2%
165,000	Kraft Heinz Foods Co. (a)	3.50	7/15/2022	173,165
375,000	The Kroger Co.	2.95	11/1/2021	390,821
15,000	Tyson Foods, Inc.	2.65	8/15/2019	15,384
				579,370
	GAS - 0.0% **
125,000	Dominion Gas Holdings LLC	3.60	12/15/2024	128,337

	HEALTHCARE-PRODUCTS - 0.2%
325,000	Boston Scientific Corp.	3.38	5/15/2022	331,764
205,000	Medtronic, Inc.	3.50	3/15/2025	218,805
80,000	Medtronic, Inc.	4.38	3/15/2035	86,610
				637,179
	HEALTHCARE-SERVICES - 0.3%
75,000	Anthem, Inc.	3.50	8/15/2024	75,906
150,000	Anthem, Inc.	4.65	8/15/2044	149,043
25,000	Dignity Health	3.81	11/1/2024	26,413
75,000	Kaiser Foundation Hospitals	3.50	4/1/2022	78,322
30,000	Memorial Sloan-Kettering Cancer Center	4.20	7/1/2055	30,781
50,000	Memorial Sloan-Kettering Cancer Center	5.00	7/1/2042	58,204
100,000	The City of Hope	5.62	11/15/2043	120,243
35,000	The New York and Presbyterian Hospital	4.02	8/1/2045	34,548
135,000	The Toledo Hospital	4.98	11/15/2045	152,201
80,000	Trinity Health Corp.	4.13	12/1/2045	80,480
300,000	United Health Group, Inc.	2.88	3/15/2023	307,994
45,000	United Health Group, Inc.	3.35	7/15/2022	47,871
75,000	United Health Group, Inc.	3.75	7/15/2025	80,811
				1,242,817
	INSURANCE - 0.3%
50,000	American International Group, Inc.	4.88	6/1/2022	54,982
190,000	Berkshire Hathaway, Inc.	2.75	3/15/2023	193,771
50,000	Chubb INA Holdings, Inc.	2.30	11/3/2020	50,747
75,000	Chubb INA Holdings, Inc.	3.35	5/15/2024	78,559
150,000	Principal Financial Group, Inc.	3.40	5/15/2025	148,430
125,000	Teachers Insurance & Annuity Association of America (a)	4.90	9/15/2044	133,944
250,000	The Hartford Financial Services Group, Inc.	5.50	3/30/2020	277,429
290,000	Trinity Acquisition PLC	4.40	3/15/2026	294,198
				1,232,060
	INTERNET - 0.2%
400,000	Alibaba Group Holding Ltd.	2.50	11/28/2019	403,580
265,000	Amazon.com, Inc.	4.80	12/5/2034	297,666
195,000	Expedia, Inc. (a)	5.00	2/15/2026	195,293
				896,539
	LODGING - 0.1%
225,000	Marriott International, Inc.	2.88	3/1/2021	227,174

	MACHINERY - CONSTRUCTION AND MINING - 0.0% **
45,000	Caterpillar, Inc.	4.30	5/15/2044	46,915

	MEDIA - 0.4%
50,000	21st Century Fox America, Inc.	3.70	9/15/2024	52,640
60,000	CCO Safari II LLC (a)	6.48	10/23/2045	66,764
100,000	Comcast Corp.	6.40	3/1/2040	135,546
275,000	Cox Communications, Inc. (a)	4.80	2/1/2035	240,544
100,000	NBCUniversal Media, LLC	2.88	1/15/2023	103,712
250,000	Sky PLC (a)	3.75	9/16/2024	258,001
275,000	Time Warner, Inc.	4.88	3/15/2020	301,508
50,000	Viacom, Inc.	4.25	9/1/2023	51,181
250,000	Viacom, Inc.	4.85	12/15/2034	221,894
				1,431,790
	MINING - 0.1%
225,000	BHP Billiton Finance USA Ltd.	3.85	9/30/2023	231,723

	MISCELLANEOUS MANUFACTURING - 0.2%
180,000	General Electric Co.	6.88	1/10/2039	260,640
10,000	Parker-Hannifin Corp.	4.45	11/21/2044	10,879
225,000	Pentair Finance SA	2.90	9/15/2018	225,645
50,000	Pentair Finance SA	3.15	9/15/2022	48,060
250,000	Siemens Financieringsmaatschappij NV (a)	2.90	5/27/2022	260,208
				805,432
	OIL & GAS - 0.7%
175,000	Anadarko Petroleum Corp.	6.38	9/15/2017	183,396
105,000	BP Capital Markets PLC	2.32	2/13/2020	105,865
75,000	BP Capital Markets PLC	3.51	3/17/2025	76,136
50,000	Cenovus Energy, Inc.	3.80	9/15/2023	44,930
30,000	ConocoPhillips Co.	5.75	2/1/2019	32,547
15,000	ConocoPhillips Co.	6.00	1/15/2020	16,680
105,000	ConocoPhillips Co.	2.88	11/15/2021	102,987
105,000	ConocoPhillips Co.	3.35	5/15/2025	100,433
325,000	Devon Energy Corp.	3.25	5/15/2022	273,647
100,000	Devon Energy Corp.	5.00	6/15/2045	74,637
45,000	Devon Energy Corp.	5.60	7/15/2041	35,244
50,000	Encana Corp.	6.50	5/15/2019	49,890
50,000	Marathon Oil Corp.	5.90	3/15/2018	49,998
200,000	Petroleos Mexicanos (a)	5.50	2/4/2019	209,500
170,000	Phillips 66	4.88	11/15/2044	170,309
190,000	Pioneer Natural Resources Co.	4.45	1/15/2026	191,494
225,000	Pioneer Natural Resources Co.	7.50	1/15/2020	254,356
50,000	Rowan Cos., Inc.	4.75	1/15/2024	34,331
225,000	Shell International Finance BV	4.13	5/11/2035	230,543
230,000	Sinopec Group Overseas Development 2015 Ltd. (a)	2.50	4/28/2020	230,958
60,000	Suncor Energy, Inc.	3.60	12/1/2024	59,401
35,000	Suncor Energy, Inc.	6.10	6/1/2018	37,416
				2,564,698
	OIL & GAS SERVICES - 0.1%
120,000	Halliburton Co.	3.38	11/15/2022	122,120
110,000	Schlumberger Holdings Corp. (a)	3.00	12/21/2020	111,522
				233,642
	PHARMACEUTICALS - 0.4%
50,000	AbbVie, Inc.	3.20	11/6/2022	51,706
35,000	Actavis Funding SCS	3.80	3/15/2025	36,426
50,000	Actavis Funding SCS	3.85	6/15/2024	52,407
100,000	Actavis Funding SCS	4.55	3/15/2035	103,031
275,000	Bayer US Finance LLC (a)	2.38	10/8/2019	283,449
170,000	Cardinal Health, Inc.	3.20	3/15/2023	174,358
35,000	Cardinal Health, Inc.	4.50	11/15/2044	35,471
95,000	EMD Finance LLC (a)	2.95	3/19/2022	96,968
135,000	EMD Finance LLC (a)	3.25	3/19/2025	134,822
100,000	Forest Laboratories LLC (a)	5.00	12/15/2021	111,642
150,000	Merck & Co., Inc.	2.75	2/10/2025	153,552
220,000	Mylan NV (a)	3.00	12/15/2018	223,019
				1,456,851
	PIPELINES - 0.3%
65,000	Columbia Pipeline Group, Inc. (a)	2.45	6/1/2018	64,347
130,000	Enterprise Products Operating LLC	5.10	2/15/2045	126,180
100,000	Phillips 66 Partners LP	3.61	2/15/2025	90,871
125,000	Regency Energy Partners LP / Regency Energy Finance Corp.	5.88	3/1/2022	121,436
275,000	Sunoco Logistics Partners Operations LP	4.40	4/1/2021	270,052
131,000	TransCanada PipeLines Ltd.	4.88	1/15/2026	138,368
200,000	Western Gas Partners LP	4.00	7/1/2022	179,023
				990,277
	REAL ESTATE - 0.1%
275,000	WEA Finance LLC / Westfield UK & Europe Finance PLC (a)	3.25	10/5/2020	280,889

	REAL ESTATE INVESTMENT TRUSTS - 0.3%
300,000	American Tower Corp.	3.45	9/15/2021	306,763
50,000	AvalonBay Communities, Inc.	2.95	9/15/2022	50,095
150,000	DDR Corp.	4.63	7/15/2022	159,141
75,000	HCP, Inc.	3.88	8/15/2024	72,386
200,000	HCP, Inc.	4.00	6/1/2025	192,198
260,000	Scentre Group Trust 1/Scentre Group Trust 2 (a)	2.38	11/5/2019	260,565
				1,041,148
	RETAIL - 0.3%
50,000	AutoZone, Inc.	2.88	1/15/2023	49,447
300,000	Auto Zone, Inc.	3.13	7/15/2023	303,444
250,000	CVS Health Corp.	4.00	12/5/2023	275,595
115,000	CVS Health Corp.	4.88	7/20/2035	128,221
130,000	CVS Health Corp.	5.13	7/20/2045	150,556
200,000	O'Reilly Automotive, Inc.	3.80	9/1/2022	208,691
100,000	The Home Depot, Inc.	2.00	6/15/2019	102,624
				1,218,578
	SOFTWARE - 0.1%
225,000	Oracle Corp.	2.80	7/8/2021	235,546

	TELECOMMUNICATIONS - 0.3%
30,000	AT&T, Inc.	3.95	1/15/2025	31,180
20,000	AT&T, Inc.	4.50	5/15/2035	19,722
150,000	Crown Castle Towers LLC (a)	3.22	5/15/2022	149,173
120,000	GTP Acquisition Partners I LLC (a)	2.35	6/15/2020	118,082
200,000	Orange SA	9.00	3/1/2031	303,477
334,000	Verizon Communications, Inc.	4.52	9/15/2048	334,568
4,000	Verizon Communications, Inc.	6.40	9/15/2033	4,920
				961,122
	TOYS/GAMES/HOBBIES - 0.0% **
50,000	Mattel, Inc.	2.35	5/6/2019	50,639

	TRANSPORTATION - 0.1%
85,000	FedEx Corp.	4.55	4/1/2046	87,355
225,000	FedEx Corp.	8.00	1/15/2019	263,606
100,000	Kansas City Southern (a)	4.95	8/15/2045	102,129
				453,090
	TRUCKING & LEASING - 0.1%
150,000	Penske Truck Leasing Co LP / PTL Finance Corp. (a)	3.20	7/15/2020	150,081
50,000	Penske Truck Leasing Co LP / PTL Finance Corp. (a)	4.88	7/11/2022	53,389
				203,470

	TOTAL CORPORATE BONDS (Cost $34,748,998)			35,482,172

	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.8%
65,000	Banc of America Commercial Mortgage Trust 2015-UBS7	3.71	9/15/2048	69,254
265,000	Citigroup Commercial Mortgage Trust 2015-GC35	3.82	11/10/2048	283,835
130,000	COMM 2013-CCRE8 Mortgage Trust	3.33	6/10/2046	137,103
225,000	CSAIL 2015-C3 Commercial Mortgage Trust	3.72	8/15/2048	239,572
125,000	CSAIL Commercial Mortgage Trust	3.51	4/15/2050	131,444
465,000	Fannie Mae Multifamily Remic Trust 2015-M12 ^	2.79	5/25/2025	474,247
300,000	GS Mortgage Securities Trust 2015-GS1	3.73	11/10/2048	320,776
19,188	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8	5.40	5/15/2045	19,196
97,084	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19^	5.70	2/12/2049	99,445
101,619	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20^	5.79	2/12/2051	105,155
96,900	LB-UBS Commercial Mortgage Trust 2006-C6	5.37	9/15/2039	97,266
22,043	LB-UBS Commercial Mortgage Trust 2008-C1^	6.08	4/15/2041	23,338
76,693	ML-CFC Commercial Mortgage Trust 2007-7^	5.74	6/12/2050	78,372
115,188	ML-CFC Commercial Mortgage Trust 2007-9	5.70	9/12/2049	119,187
90,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.31	4/15/2048	92,982
100,000	SFAVE Commerical Mortgage Securities Trust 2015-5AVE (a)^	4.14	1/5/2043	92,472
94,920	Wachovia Bank Commercial Mortgage Trust Series 2006-C29	5.31	11/15/2048	95,753
125,000	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.84	9/15/2058	133,286
250,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.15	5/15/2048	254,709
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost - $2,836,855)			2,867,392

	MORTGAGE BACKED SECURITIES - 8.7%
	FEDERAL HOME LOAN MORTGAGE CORP. - 2.5%
100,000	Freddie Mac +	2.50	4/1/2030	102,531
200,000	Freddie Mac +	3.00	4/1/2030	208,844
525,000	Freddie Mac +	4.00	4/15/2044	559,822
175,000	Freddie Mac +	4.50	4/1/2044	190,027
50,000	Freddie Mac +	5.00	4/1/2044	54,857
50,000	Freddie Mac +	5.50	4/1/2044	55,586
31,011	Freddie Mac Gold Pool	2.50	10/1/2028	31,933
17,043	Freddie Mac Gold Pool	3.00	9/1/2028	17,898
56,672	Freddie Mac Gold Pool	3.00	2/1/2043	58,006
1,220,232	Freddie Mac Gold Pool	3.00	8/1/2045	1,247,534
3,108,691	Freddie Mac Gold Pool	3.00	9/1/2045	3,178,265
169,724	Freddie Mac Gold Pool	3.50	11/1/2034	178,871
48,099	Freddie Mac Gold Pool	3.50	10/1/2043	50,350
2,867,736	Freddie Mac Gold Pool	3.50	2/1/2046	3,000,036
39,407	Freddie Mac Gold Pool	4.00	8/1/2044	42,108
				8,976,668

	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.6%
650,000	Fannie Mae +	2.50	4/1/2030	666,453
1,475,000	Fannie Mae +	3.00	4/1/2027	1,538,840
200,000	Fannie Mae +	3.50	4/15/2029	211,031
100,000	Fannie Mae +	4.00	4/16/2030	104,234
1,625,000	Fannie Mae +	4.00	4/1/2041	1,734,814
675,000	Fannie Mae +	4.50	4/1/2035	733,746
375,000	Fannie Mae +	5.00	4/25/2035	414,551
300,000	Fannie Mae +	5.50	4/1/2041	336,141
75,000	Fannie Mae +	6.00	4/1/2042	85,500
157,444	Fannie Mae Pool	2.47	5/1/2025	159,297
40,793	Fannie Mae Pool	2.50	4/1/2028	42,056
310,000	Fannie Mae Pool	2.68	5/1/2025	317,320
400,000	Fannie Mae Pool	2.81	7/1/2025	412,695
110,000	Fannie Mae Pool	2.99	10/1/2025	115,443
27,698	Fannie Mae Pool	3.00	10/1/2028	28,994
110,067	Fannie Mae Pool	3.00	7/1/2043	112,966
1,267,319	Fannie Mae Pool	3.00	9/1/2045	1,299,611
2,286,989	Fannie Mae Pool	3.00	1/1/2046	2,345,233
54,655	Fannie Mae Pool	3.09	10/1/2025	57,915
4,112,359	Fannie Mae Pool	3.50	2/1/2046	4,309,736
2,991,008	Fannie Mae Pool	3.50	3/1/2046	3,140,792
61,040	Fannie Mae Pool	4.00	11/1/2043	65,326
1,006,150	Fannie Mae Pool	4.00	1/1/2046	1,076,749
1,124,313	Fannie Mae Pool	4.00	2/1/2046	1,203,144
				20,512,587
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.6%
325,000	Ginnie Mae +	4.00	4/15/2045	347,166
100,000	Ginnie Mae +	4.00	5/15/2045	106,680
350,000	Ginnie Mae +	4.50	4/1/2044	375,211
50,000	Ginnie Mae +	5.00	4/1/2045	55,086
100,000	Ginnie Mae +	5.00	4/15/2045	108,078
65,702	Ginnie Mae II Pool	3.00	12/20/2042	68,187
333,648	Ginnie Mae II Pool	3.00	4/20/2045	345,714
75,604	Ginnie Mae II Pool	3.50	7/20/2043	80,079
673,422	Ginnie Mae II Pool	3.50	2/20/2046	711,480
34,180	Ginnie Mae II Pool	4.00	12/20/2044	36,563
				2,234,244
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $31,497,739)			31,723,499

	MUNICIPAL SECURITIES - 0.6%
115,000	Bay Area Toll Authority	7.04	4/1/2050	170,302
90,000	Chicago O'Hare International Airport	6.40	1/1/2040	118,642
25,000	Chicago Transit Authority	6.90	12/1/2040	30,077
45,000	Chicago Transit Authority	6.90	12/1/2040	53,566
165,000	Kansas Development Finance Authority	4.93	4/15/2045	173,946
120,000	Long Island Power Authority	3.88	9/1/2024	127,560
60,000	Los Angeles Community College District	6.60	8/1/2042	85,883
100,000	Metropolitan Transportation Authority	6.81	11/15/2040	139,581
115,000	Municipal Electric Authority of Georgia	6.64	4/1/2057	143,206
230,000	New Jersey Economic Development Authority	3.80	6/15/2018	231,688
100,000	Port Authority of New York & New Jersey	5.65	11/1/2040	124,168
70,000	Port Authority of New York & New Jersey	4.81	10/15/2065	78,035
40,000	Regents of the University of California Medical Center Pooled Revenue	6.55	5/15/2048	54,296
115,000	Regents of the University of California Medical Center Pooled Revenue	6.58	5/15/2049	155,854
50,000	State of California	7.55	4/1/2039	76,552
35,000	State of California	7.60	11/1/2040	54,418
370,000	State of Illinois	5.10	6/1/2033	346,006
35,000	University of California	3.93	5/15/2045	35,363
	TOTAL MUNICIPAL SECURITIES (Cost - $2,126,060)			2,199,143

	U.S. TREASURY SECURITIES - 10.4%
2,750,000	United States Treasury Note	0.50	1/31/2017	2,747,960
990,300	United States Treasury Note	0.63	9/30/2017	989,024
3,550,000	United States Treasury Note	0.63	11/30/2017	3,544,313
3,080,000	United States Treasury Note	0.75	10/31/2017	3,081,084
685,000	United States Treasury Note	0.75	12/31/2017	685,241
700,000	United States Treasury Note	0.75	3/31/2018	699,945
1,695,000	United States Treasury Note	0.88	4/30/2017	1,699,039
2,640,000	United States Treasury Note	1.38	7/31/2018	2,675,268
2,260,000	United States Treasury Note	1.38	12/31/2018	2,292,928
1,470,000	United States Treasury Note	1.38	2/28/2019	1,491,361
725,000	United States Treasury Note	1.38	9/30/2020	731,060
1,465,000	United States Treasury Note	1.50	11/30/2019	1,489,608
345,000	United States Treasury Note	1.63	6/30/2020	351,846
235,000	United States Treasury Note	1.75	12/31/2020	240,756
2,860,000	United States Treasury Note	2.00	11/30/2020	2,962,668
1,770,000	United States Treasury Note	2.38	7/31/2017	1,809,273
675,000	United States Treasury Note	1.38	1/31/2021	679,852
2,480,000	United States Treasury Note	2.00	2/15/2025	2,532,990
2,400	United States Treasury Note	2.38	8/15/2024	2,528
4,325,000	United States Treasury Bond	2.50	2/15/2045	4,217,212
575,000	United States Treasury Bond	2.88	8/15/2045	604,828
525,000	United States Treasury Bond	3.00	11/15/2044	566,529
1,580,000	United States Treasury Bond	3.38	5/15/2044	1,831,628
5,000	United States Treasury Bond	3.63	8/15/2043	6,073
5,000	United States Treasury Bond	3.75	11/15/2043	6,210
	TOTAL U.S. TREASURY SECURITIES (Cost - $37,303,791)			37,939,224

	SHORT-TERM INVESTMENTS - 2.8%
Shares	MONEY MARKET FUND - 2.8%
10,315,052	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.28% (b)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,315,052)			10,315,052

	TOTAL INVESTMENTS - 98.5% (Cost - $344,757,799)(c)			$ 358,938,681
	OTHER ASSETS LESS LIABILITIES - NET - 1.5%			5,486,591
	TOTAL NET ASSETS - 100.0%			$ 364,425,272

+ All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
* Non-income producing security.
** Represents less than 0.01%
^ Variable rate security.
# Step coupon.
ADR - American Depositary Receipt
LP - Limited Partnership
REIT - Real Estate Investment Trust
(a) 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2016, these securities amounted to $16,254,870 or 4.46% of net assets.
(b) Money market rate shown represents the rate at March 31, 2016.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $345,599,119 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:			22,252,026
	Unrealized Depreciation:			(8,912,464)
	Net Unrealized Appreciation:			13,339,562

	^Formerly FVIT Wellington Research Managed Risk Portfolio.

Principal Amount		Coupon Rate (%)	Maturity	Value
	SECURITY SOLD SHORT - 0.9%
	MORTGAGE BACKED SECURITY - 0.9%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.9%
3,000,000	Fannie Mae + (Proceeds - $3,128,203)	3.50	4/1/2043	$ 3,141,094

Contracts	SHORT FUTURES CONTRACTS			Unrealized Depreciation
2	MSCI Emerging Market E-Mini Future June 2016
	(Underlying Face Amount at Value $83,390)			$ (4,590)
	NET UNREALIZED DEPRECIATION ON SHORT FUTURES CONTRACTS			$ (4,590)

Notional Amount $	CREDIT DEFAULT SWAP	Fixed Received Rate (%)	Expiration	Unrealized Depreciation
670,000	CMBX.NA.AAA - Counterparty "Barclays Bank PLC"	0.50	10/17/2057	(6,636)

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolios follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value. Investments in open-end investment companies are valued at net asset value.

Valuation of Investment Companies - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”). The underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board(s) of directors of the underlying funds.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Portfolios may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile than the underlying securities. Additionally, ETFs have fees and expenses that increase their costs versus the costs of owning the underlying securities directly.

Illiquid Securities - The Portfolios may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Global Atlantic Investment Advisors, LLC (formerly Forethought Investment Advisors, LLC prior to March 30, 2016) (the “Adviser”) and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are not readily available on a particular business day (including, without limitation, securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or sub-adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio’s calculation of its net asset value (“NAV”); and (v) mutual funds that do not provide timely NAV information.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or sub-adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of restricted or illiquid securities using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; and (xii) the security’s embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for each Portfolio’s investments measured at fair value:

Global Atlantic American Funds® Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$ 181,325,099	$ -	$ -	$ 181,325,099
Money Market Fund	10,830,436	-	-	10,830,436
Total	$ 192,155,535	$ -	$ -	$ 192,155,535

Global Atlantic Balanced Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 85,907,801	$ -	$ -	$ 85,907,801
Money Market Fund	1,924,423	-	-	1,924,423
Total	$ 87,832,224	$ -	$ -	$ 87,832,224

Global Atlantic BlackRock Global Allocation Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$ 264,672,715	$ -	$ -	$ 264,672,715
Money Market Fund	1,350	-	-	1,350
Total	$ 264,674,065	$ -	$ -	$ 264,674,065

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 126,115,889	$ -	$ -	$ 126,115,889
Mutual Fund	40,970,212	-	-	40,970,212
Money Market Fund	935,165	-	-	935,165
Total	$ 168,021,266	$ -	$ -	$ 168,021,266

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts *	$ 77,705	$ -	$ -	$ 77,705
Total	$ 77,705	$ -	$ -	$ 77,705

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 8,164,935	$ -	$ -	$ 8,164,935
U.S. Treasury Note	-	9,923,424	-	9,923,424
Purchased Options	47,295	-	-	47,295
Short Term Investments	2,547,490	826,011	-	3,373,501
Long Futures Contracts *	14,122	-	-	14,122
Total	$ 10,773,842	$ 10,749,435	$ -	$ 21,523,277

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 2,040	$ -	$ -	$ 2,040
Total	$ 2,040	$ -	$ -	$ 2,040

Global Atlantic Growth Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 449,875,185	$ -	$ -	$ 449,875,185
Money Market Fund	5,168,531	-	-	5,168,531
Total	$ 455,043,716	$ -	$ -	$ 455,043,716

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts *	$ 140,075	$ -	$ -	$ 140,075
Total	$ 140,075	$ -	$ -	$ 140,075

Global Atlantic Moderate Growth Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 126,679,789	$ -	$ -	$ 126,679,789
Money Market Fund	3,477,914	-	-	3,477,914
Total	$ 130,157,703	$ -	$ -	$ 130,157,703

Global Atlantic PIMCO Tactical Allocation Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 3,991,651	$ -	$ -	$ 3,991,651
Asset Backed Securities	-	574,086	-	574,086
Corporate Bond	-	2,594,250	-	2,594,250
Sovereign Debt	-	520,143	-	520,143
Mortgage Backed Securities	-	2,006,289	-	2,006,289
Collateralized Mortgage Obligations	-	955,404	-	955,404
Commercial Mortgage Backed Securities	-	418,947	-	418,947
U.S. Treasury Securities	-	2,564,933	-	2,564,933
Purchased Options	124,350	-	-	124,350
Purchased Futures Options	31	-	-	31
Short Term Investments	422,185	699,902	-	1,122,087
Long & Short Futures Contracts	141,634	-	-	141,634
Total	$ 4,679,851	$ 10,333,954	$ -	$ 15,013,805

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 937	$ -	$ -	$ 937
Swap Contracts	-	32,614	-	32,614
Total	$ 937	$ 32,614	$ -	$ 33,551

Global Atlantic Select Advisor Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 16,164,741	$ -	$ -	$ 16,164,741
Variable Insurance Trusts	82,246,034	-	-	82,246,034
Money Market Fund	5,000,828	-	-	5,000,828
Total	$ 103,411,603	$ -	$ -	$ 103,411,603

Global Atlantic Wellington Research Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 221,965,404	$ -	$ -	$ 221,965,404
Exchange Traded Funds	5,756,913	-	-	5,756,913
Preferred Stock	81,150	-	-	81,150
Asset Backed Securities	-	10,608,732	-	10,608,732
Corporate Bonds	-	35,482,172	-	35,482,172
Commercial Mortgage Backed Securities	-	2,867,392	-	2,867,392
Mortgage Backed Securities	-	31,723,499	-	31,723,499
Municipal Securities	-	2,199,143	-	2,199,143
U.S. Treasury Securities	-	37,939,224	-	37,939,224
Short Term Investments	10,315,052	-	-	10,315,052
Total	$ 238,118,519	$ 120,820,162	$ -	$ 358,938,681

Liabilities	Level 1	Level 2	Level 3	Total
Swap Contracts	$ -	$ 6,636	$ -	$ 6,636
Security Sold Short	-	3,141,094	-	3,141,094
Short Futures Contracts *	4,590	-	-	4,590
Total	$ 4,590	$ 3,147,730	$ -	$ 3,152,320

* Cumulative appreciation (depreciation) on futures contracts is reported in the above table.

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers between levels for any Portfolio. It is the Portfolios’ policy to record transfers at the end of the reporting period.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios maintain deposits with a financial institution which are generally an amount that is in excess of federally insured limits.

Foreign Currency Translation - The accounting records of the Portfolios’ are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Currency Contracts - As foreign securities are purchased, a Portfolio generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from forward foreign currency contracts in the statements of operations.

When-Issued and Delayed-Delivery Transactions - The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by the portfolio of mortgage related securities that it holds with an agreement by the Portfolios to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Options Transactions – The Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio and Global Atlantic PIMCO Tactical Allocation Portfolio are subject to equity price risk, interest rate risk and foreign currency risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities, futures or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security and the writer (seller) the obligation to buy the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk and to reduce return volatility. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios’ volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – The Global Atlantic Wellington Research Managed Risk Portfolio and the Global Atlantic PIMCO Tactical Allocation Portfolio are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. A Portfolio segregates cash or liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Each Portfolio’s maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract’s remaining life, to be the extent that amount is positive.

Short Sales - A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return, (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which the Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Portfolio cover its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A Portfolio does not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Portfolio’s net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

The notional value and unrealized appreciation/(depreciation) of the derivative instruments outstanding as of March 31, 2016 as disclosed in the Portfolios of Investments serve as indicators of the volume of derivative activity for the Portfolios.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Forethought Variable Insurance Trust

By (Signature and Title)

/s/ Robert Arena

Robert Arena, Principal Executive Officer

Date 5/31/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert Arena

Robert Arena, Principal Executive Officer

Date 5/31/2016

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date 5/31/2016